PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of net value of leased assets

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	2,263,778,746	3,567,558,224
Machinery and equipment	7,402,215,351	8,785,627,088
Motor vehicles	41,488,896	45,116,481
Furniture, fixture and office equipment	409,261,873	501,050,699
	10,116,744,866	12,899,352,492
Less: Accumulated depreciation	(3,087,018,295)	(3,497,199,736)
Subtotal	7,029,726,571	9,402,152,756
Construction in progress	1,246,173,113	806,051,793
Property, plant and equipment, net	8,275,899,684	10,208,204,549